Deferred income tax - Gross movement on deferred income tax account is as follows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gross movement on deferred income tax accounts
Deferred tax liability (asset) at beginning of period	¥ 45,480	¥ 17,995
Disposal of subsidiaries (Note 30)	(5,292)	7,479
Credited to consolidated statement of comprehensive income	21,375	20,006
Translation adjustment	(400)
Deferred tax liability (asset) at end of period	61,163	45,480
Deferred income tax assets
Balance at the beginning	45,765	32,646
Disposal of subsidiaries (Note 30)	(5,292)	(6,887)
Credited to consolidated statement of comprehensive income	21,090	20,006
Translation adjustment	(400)
Balance at the end	61,163	45,765
Deferred income tax liabilities
Balance at the beginning	285	14,651
Disposal of subsidiaries (Note 30)		(14,366)
Credited to consolidated statement of comprehensive income	(285)
Balance at the end		285
Tax losses
Deferred income tax assets
Balance at the beginning	43,323	27,988
Disposal of subsidiaries (Note 30)	(5,292)	(6,144)
Credited to consolidated statement of comprehensive income	22,371	21,479
Translation adjustment	(400)
Balance at the end	60,002	43,323
Others
Deferred income tax assets
Balance at the beginning	2,442	4,658
Disposal of subsidiaries (Note 30)		(743)
Credited to consolidated statement of comprehensive income	(1,281)	(1,473)
Balance at the end	1,161	2,442
Deferred income tax liabilities
Balance at the beginning		226
Disposal of subsidiaries (Note 30)		(226)
Medical licenses and tradenames
Deferred income tax liabilities
Balance at the beginning	285	14,425
Disposal of subsidiaries (Note 30)		(14,140)
Credited to consolidated statement of comprehensive income	¥ (285)
Balance at the end		¥ 285